Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 52.4% of Net Assets
	Aerospace & Defense — 1.2%
288	AAR Corp.(a)	$19,912
906	Boeing Co.(a)	152,063
264	General Electric Co.	42,720
56	L3Harris Technologies, Inc.	11,987
49	Lockheed Martin Corp.	22,782
115	Moog, Inc., Class A	18,293
17	Northrop Grumman Corp.	8,246
174	RTX Corp.	17,664
		293,667
	Air Freight & Logistics — 0.3%
388	Expeditors International of Washington, Inc.	43,188
39	FedEx Corp.	10,209
230	GXO Logistics, Inc.(a)	11,422
112	United Parcel Service, Inc., Class B	16,518
		81,337
	Automobile Components — 0.6%
54	Aptiv PLC(a)	3,834
1,177	BorgWarner, Inc.	38,570
788	Dana, Inc.	9,795
763	Magna International, Inc.	36,471
925	Mobileye Global, Inc., Class A(a)	25,484
225	Visteon Corp.(a)	24,892
		139,046
	Automobiles — 1.3%
2,489	General Motors Co.	110,835
1,017	Tesla, Inc.(a)	186,396
111	Thor Industries, Inc.	11,036
		308,267
	Banks — 3.0%
478	Ameris Bancorp	22,695
1,238	Banc of California, Inc.	16,948
2,879	Bank of America Corp.	106,552
1,701	Citigroup, Inc.	104,322
181	Citizens Financial Group, Inc.	6,174
274	East West Bancorp, Inc.	20,410
31	First Citizens BancShares, Inc., Class A	52,290
873	First Financial Bancorp	19,302
2,222	FNB Corp.	29,641
1,432	Fulton Financial Corp.	23,700
484	International Bancshares Corp.	26,935
427	JPMorgan Chase & Co.	81,873
127	PNC Financial Services Group, Inc.	19,464
230	Regions Financial Corp.	4,432
1,376	Truist Financial Corp.	51,669
263	U.S. Bancorp	10,686
450	Webster Financial Corp.	19,723
1,549	Wells Fargo & Co.	91,887
		708,703
	Beverages — 0.9%
87	Boston Beer Co., Inc., Class A(a)	24,221
544	Coca-Cola Co.	33,603
241	Keurig Dr Pepper, Inc.	8,122
1,971	Monster Beverage Corp.(a)	105,350
186	PepsiCo, Inc.	32,719
		204,015
	Biotechnology — 1.1%
188	AbbVie, Inc.	30,576
355	Alnylam Pharmaceuticals, Inc.(a)	51,102
50	Amgen, Inc.	13,697
Shares	Description	Value (†)
	Biotechnology — continued
404	CRISPR Therapeutics AG(a)	$21,408
272	Gilead Sciences, Inc.	17,735
233	Halozyme Therapeutics, Inc.(a)	8,877
98	Incyte Corp.(a)	5,101
137	Neurocrine Biosciences, Inc.(a)	18,843
88	Regeneron Pharmaceuticals, Inc.(a)	78,378
39	United Therapeutics Corp.(a)	9,139
16	Vertex Pharmaceuticals, Inc.(a)	6,285
		261,141
	Broadline Retail — 1.4%
314	Alibaba Group Holding Ltd., ADR	23,503
1,527	Amazon.com, Inc.(a)	267,225
648	eBay, Inc.	33,398
		324,126
	Building Products — 0.7%
60	Carlisle Cos., Inc.	23,295
134	Carrier Global Corp.	8,240
464	Fortune Brands Innovations, Inc.	33,918
47	Lennox International, Inc.	21,781
574	Masco Corp.	39,290
149	Owens Corning	25,063
150	Trex Co., Inc.(a)	13,283
		164,870
	Capital Markets — 3.1%
1,262	Bank of New York Mellon Corp.	71,290
57	BlackRock, Inc.	43,015
88	Cboe Global Markets, Inc.	15,941
1,362	Charles Schwab Corp.	100,720
117	CME Group, Inc.	24,528
100	FactSet Research Systems, Inc.	41,689
146	Goldman Sachs Group, Inc.	62,300
725	Intercontinental Exchange, Inc.	93,351
384	Janus Henderson Group PLC	11,988
476	KKR & Co., Inc.	44,301
66	Moody's Corp.	24,442
126	Morgan Stanley	11,446
81	MSCI, Inc.	37,729
200	Nasdaq, Inc.	11,970
43	Northern Trust Corp.	3,543
63	S&P Global, Inc.	26,197
615	SEI Investments Co.	40,559
808	State Street Corp.	58,572
41	T. Rowe Price Group, Inc.	4,492
75	Virtus Investment Partners, Inc.	16,449
		744,522
	Chemicals — 0.9%
17	Air Products & Chemicals, Inc.	4,018
218	Celanese Corp.	33,487
1,211	Corteva, Inc.	65,551
62	DuPont de Nemours, Inc.	4,495
86	Ecolab, Inc.	19,449
208	HB Fuller Co.	15,540
149	Innospec, Inc.	17,880
73	Linde PLC	32,190
177	Minerals Technologies, Inc.	12,901
26	Sherwin-Williams Co.	7,790
99	Stepan Co.	8,216
		221,517

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
109	MSA Safety, Inc.	$19,663
36	Waste Management, Inc.	7,489
		27,152
	Communications Equipment — 0.2%
254	Ciena Corp.(a)	11,742
529	Cisco Systems, Inc.	24,853
75	F5, Inc.(a)	12,398
26	Motorola Solutions, Inc.	8,818
		57,811
	Construction & Engineering — 0.2%
314	AECOM	29,001
76	Comfort Systems USA, Inc.	23,515
		52,516
	Construction Materials — 0.1%
29	Martin Marietta Materials, Inc.	17,025
70	Vulcan Materials Co.	18,034
		35,059
	Consumer Finance — 1.1%
2,361	Ally Financial, Inc.	90,544
321	American Express Co.	75,124
620	Capital One Financial Corp.	88,927
143	Synchrony Financial	6,289
		260,884
	Consumer Staples Distribution & Retail — 1.1%
213	BJ's Wholesale Club Holdings, Inc.(a)	15,907
50	Casey's General Stores, Inc.	15,979
50	Costco Wholesale Corp.	36,145
2,268	Kroger Co.	125,602
273	Sprouts Farmers Market, Inc.(a)	18,026
44	Target Corp.	7,083
692	Walmart, Inc.	41,070
		259,812
	Containers & Packaging — 0.2%
49	Ball Corp.	3,409
219	Crown Holdings, Inc.	17,973
353	Sonoco Products Co.	19,786
		41,168
	Distributors — 0.0%
50	Genuine Parts Co.	7,860
	Diversified Consumer Services — 0.2%
128	Grand Canyon Education, Inc.(a)	16,643
265	Service Corp. International	19,003
		35,646
	Diversified REITs — 0.1%
628	American Assets Trust, Inc.	13,408
	Diversified Telecommunication Services — 0.3%
1,655	AT&T, Inc.	27,953
562	Iridium Communications, Inc.	17,304
850	Verizon Communications, Inc.	33,566
		78,823
	Electric Utilities — 0.4%
376	Alliant Energy Corp.	18,725
309	Evergy, Inc.	16,207
221	Eversource Energy	13,397
166	Exelon Corp.	6,238
199	FirstEnergy Corp.	7,629
141	IDACORP, Inc.	13,364
402	PPL Corp.	11,039
197	Xcel Energy, Inc.	10,585
		97,184
Shares	Description	Value (†)
	Electrical Equipment — 0.4%
90	Eaton Corp. PLC	$28,643
180	Emerson Electric Co.	19,400
64	GE Vernova, Inc.(a)	9,838
323	nVent Electric PLC	23,279
119	Regal Rexnord Corp.	19,203
		100,363
	Electronic Equipment, Instruments & Components — 0.6%
163	Advanced Energy Industries, Inc.	15,622
147	Amphenol Corp., Class A	17,753
348	Avnet, Inc.	17,007
274	Cognex Corp.	11,382
80	Corning, Inc.	2,671
875	Knowles Corp.(a)	13,851
55	Littelfuse, Inc.	12,685
272	TE Connectivity Ltd.	38,483
19	Teledyne Technologies, Inc.(a)	7,248
20	Zebra Technologies Corp., Class A(a)	6,291
		142,993
	Energy Equipment & Services — 0.2%
457	ChampionX Corp.	15,342
992	NOV, Inc.	18,342
227	Schlumberger NV	10,778
		44,462
	Entertainment — 1.5%
83	Electronic Arts, Inc.	10,526
272	Netflix, Inc.(a)	149,774
43	Take-Two Interactive Software, Inc.(a)	6,141
1,307	Walt Disney Co.	145,208
5,022	Warner Bros Discovery, Inc.(a)	36,962
		348,611
	Financial Services — 1.9%
477	Block, Inc.(a)	34,821
536	Fiserv, Inc.(a)	81,831
267	Global Payments, Inc.	32,780
33	Jack Henry & Associates, Inc.	5,369
67	Mastercard, Inc., Class A	30,230
1,161	MGIC Investment Corp.	23,545
586	PayPal Holdings, Inc.(a)	39,801
657	Visa, Inc., Class A	176,477
327	Voya Financial, Inc.	22,288
74	WEX, Inc.(a)	15,633
		462,775
	Food Products — 0.6%
175	Campbell Soup Co.	7,999
190	Darling Ingredients, Inc.(a)	8,050
318	General Mills, Inc.	22,406
47	Hershey Co.	9,114
143	Ingredion, Inc.	16,387
203	Kellanova	11,746
634	Kraft Heinz Co.	24,479
134	McCormick & Co., Inc.	10,192
354	Mondelez International, Inc., Class A	25,467
		135,840
	Gas Utilities — 0.2%
111	Atmos Energy Corp.	13,087
398	New Jersey Resources Corp.	17,389
329	ONE Gas, Inc.	21,227
		51,703
	Ground Transportation — 0.4%
465	CSX Corp.	15,447

Shares	Description	Value (†)
	Ground Transportation — continued
68	Norfolk Southern Corp.	$15,662
102	Ryder System, Inc.	12,429
31	Saia, Inc.(a)	12,302
98	Uber Technologies, Inc.(a)	6,494
47	Union Pacific Corp.	11,146
130	XPO, Inc.(a)	13,970
		87,450
	Health Care Equipment & Supplies — 1.0%
262	Abbott Laboratories	27,764
18	Align Technology, Inc.(a)	5,083
900	Baxter International, Inc.	36,333
63	Becton Dickinson & Co.	14,780
83	Edwards Lifesciences Corp.(a)	7,028
36	GE HealthCare Technologies, Inc.	2,745
133	Intuitive Surgical, Inc.(a)	49,292
182	LeMaitre Vascular, Inc.	11,794
240	Medtronic PLC	19,257
226	Merit Medical Systems, Inc.(a)	16,747
57	Penumbra, Inc.(a)	11,199
44	Shockwave Medical, Inc.(a)	14,528
13	Solventum Corp.(a)	845
32	Stryker Corp.	10,768
		228,163
	Health Care Providers & Services — 1.4%
222	Acadia Healthcare Co., Inc.(a)	16,415
107	Cardinal Health, Inc.	11,025
1,038	Centene Corp.(a)	75,836
36	Chemed Corp.	20,448
67	Cigna Group	23,922
714	CVS Health Corp.	48,345
48	Elevance Health, Inc.	25,372
21	HCA Healthcare, Inc.	6,506
193	HealthEquity, Inc.(a)	15,230
103	Henry Schein, Inc.(a)	7,136
11	Humana, Inc.	3,323
31	Laboratory Corp. of America Holdings	6,242
17	McKesson Corp.	9,132
373	Select Medical Holdings Corp.	10,582
101	UnitedHealth Group, Inc.	48,854
		328,368
	Health Care Technology — 0.4%
1,504	Doximity, Inc., Class A(a)	36,532
267	Veeva Systems, Inc., Class A(a)	53,016
		89,548
	Hotel & Resort REITs — 0.0%
220	Host Hotels & Resorts, Inc.	4,151
	Hotels, Restaurants & Leisure — 1.0%
423	Aramark	13,329
4	Booking Holdings, Inc.	13,808
5	Chipotle Mexican Grill, Inc.(a)	15,798
156	Marriott Vacations Worldwide Corp.	14,993
101	McDonald's Corp.	27,577
704	Starbucks Corp.	62,297
360	Travel & Leisure Co.	15,674
58	Wingstop, Inc.	22,318
666	Yum China Holdings, Inc.	24,316
280	Yum! Brands, Inc.	39,550
		249,660
	Household Durables — 0.3%
349	KB Home	22,601
Shares	Description	Value (†)
	Household Durables — continued
136	Meritage Homes Corp.	$22,541
123	PulteGroup, Inc.	13,705
358	Taylor Morrison Home Corp.(a)	20,051
		78,898
	Household Products — 0.5%
210	Church & Dwight Co., Inc.	22,657
82	Colgate-Palmolive Co.	7,538
518	Energizer Holdings, Inc.	14,877
387	Procter & Gamble Co.	63,158
		108,230
	Independent Power & Renewable Electricity Producers — 0.1%
522	AES Corp.	9,344
1,180	Clearway Energy, Inc., Class A	25,618
		34,962
	Industrial Conglomerates — 0.1%
57	3M Co.	5,501
154	Honeywell International, Inc.	29,680
		35,181
	Industrial REITs — 0.1%
101	Prologis, Inc.	10,307
492	Rexford Industrial Realty, Inc.	21,063
		31,370
	Insurance — 1.8%
46	Allstate Corp.	7,823
1,058	American International Group, Inc.	79,678
144	Arch Capital Group Ltd.(a)	13,470
88	Arthur J Gallagher & Co.	20,653
48	Assurant, Inc.	8,371
331	Assured Guaranty Ltd.	25,388
69	Chubb Ltd.	17,156
248	First American Financial Corp.	13,285
149	Hanover Insurance Group, Inc.	19,343
153	Hartford Financial Services Group, Inc.	14,824
65	Marsh & McLennan Cos., Inc.	12,963
116	Prudential Financial, Inc.	12,816
331	Reinsurance Group of America, Inc.	61,894
214	Selective Insurance Group, Inc.	21,753
114	Travelers Cos., Inc.	24,186
281	Willis Towers Watson PLC	70,570
		424,173
	Interactive Media & Services — 2.6%
1,003	Alphabet, Inc., Class A(a)	163,268
1,404	Alphabet, Inc., Class C(a)	231,155
477	Meta Platforms, Inc., Class A	205,191
404	Yelp, Inc.(a)	16,257
415	ZoomInfo Technologies, Inc.(a)	6,582
		622,453
	IT Services — 0.6%
80	Accenture PLC, Class A	24,073
226	Cognizant Technology Solutions Corp., Class A	14,844
186	GoDaddy, Inc., Class A(a)	22,763
167	International Business Machines Corp.	27,755
647	Shopify, Inc., Class A(a)	45,419
		134,854
	Leisure Products — 0.1%
769	Mattel, Inc.(a)	14,088
176	YETI Holdings, Inc.(a)	6,287
		20,375

Shares	Description	Value (†)
	Life Sciences Tools & Services — 0.9%
49	Agilent Technologies, Inc.	$6,715
172	Danaher Corp.	42,419
292	Illumina, Inc.(a)	35,930
355	IQVIA Holdings, Inc.(a)	82,278
79	Repligen Corp.(a)	12,972
51	Thermo Fisher Scientific, Inc.	29,005
		209,319
	Machinery — 1.3%
108	AGCO Corp.	12,333
36	Caterpillar, Inc.	12,045
64	Chart Industries, Inc.(a)	9,220
14	Cummins, Inc.	3,955
269	Deere & Co.	105,289
89	Dover Corp.	15,958
134	Fortive Corp.	10,086
346	Graco, Inc.	27,749
30	Illinois Tool Works, Inc.	7,323
245	ITT, Inc.	31,688
144	Oshkosh Corp.	16,167
25	Parker-Hannifin Corp.	13,623
172	SPX Technologies, Inc.(a)	20,951
239	Terex Corp.	13,396
212	Toro Co.	18,569
		318,352
	Media — 0.7%
232	Charter Communications, Inc., Class A(a)	59,378
1,745	Comcast Corp., Class A	66,502
475	Interpublic Group of Cos., Inc.	14,459
302	Liberty Broadband Corp., Class C(a)	15,018
206	Omnicom Group, Inc.	19,125
		174,482
	Metals & Mining — 0.3%
316	Alcoa Corp.	11,104
813	Cleveland-Cliffs, Inc.(a)	13,740
238	Commercial Metals Co.	12,790
207	Newmont Corp.	8,413
75	Reliance, Inc.	21,354
304	U.S. Steel Corp.	11,096
		78,497
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,461	Annaly Capital Management, Inc.	27,379
686	KKR Real Estate Finance Trust, Inc.	6,455
		33,834
	Multi-Utilities — 0.1%
167	Consolidated Edison, Inc.	15,765
67	DTE Energy Co.	7,391
43	WEC Energy Group, Inc.	3,554
		26,710
	Office REITs — 0.4%
858	COPT Defense Properties	20,566
587	Douglas Emmett, Inc.	8,048
2,538	Easterly Government Properties, Inc.	29,669
746	Highwoods Properties, Inc.	19,545
537	Kilroy Realty Corp.	18,151
		95,979
	Oil, Gas & Consumable Fuels — 2.6%
1,192	Antero Midstream Corp.	16,497
327	Antero Resources Corp.(a)	11,121
1,886	APA Corp.	59,296
273	Chevron Corp.	44,027
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
548	CNX Resources Corp.(a)	$12,889
816	ConocoPhillips	102,506
216	Devon Energy Corp.	11,055
36	Diamondback Energy, Inc.	7,241
663	EOG Resources, Inc.	87,602
587	Exxon Mobil Corp.	69,424
56	Hess Corp.	8,819
239	HF Sinclair Corp.	12,966
809	Kinder Morgan, Inc.	14,788
141	ONEOK, Inc.	11,156
377	Ovintiv, Inc.	19,348
535	Phillips 66	76,617
416	Range Resources Corp.	14,938
1,577	Southwestern Energy Co.(a)	11,812
57	Valero Energy Corp.	9,113
291	Williams Cos., Inc.	11,163
		612,378
	Passenger Airlines — 0.3%
1,511	Delta Air Lines, Inc.	75,656
	Personal Care Products — 0.2%
94	elf Beauty, Inc.(a)	15,278
27	Estee Lauder Cos., Inc., Class A	3,961
2,063	Kenvue, Inc.	38,826
		58,065
	Pharmaceuticals — 1.4%
436	Bristol-Myers Squibb Co.	19,158
42	Eli Lilly & Co.	32,806
103	Jazz Pharmaceuticals PLC(a)	11,407
403	Johnson & Johnson	58,270
351	Merck & Co., Inc.	45,356
243	Novartis AG, ADR	23,603
503	Novo Nordisk AS, ADR	64,540
229	Perrigo Co. PLC	7,479
909	Pfizer, Inc.	23,289
737	Roche Holding AG, ADR	21,977
104	Zoetis, Inc.	16,561
		324,446
	Professional Services — 0.4%
32	Automatic Data Processing, Inc.	7,740
45	Equifax, Inc.	9,909
342	Exponent, Inc.	31,433
196	Korn Ferry	11,901
74	Leidos Holdings, Inc.	10,376
39	Paychex, Inc.	4,634
79	Paylocity Holding Corp.(a)	12,258
		88,251
	Real Estate Management & Development — 0.4%
872	CBRE Group, Inc., Class A(a)	75,768
99	Jones Lang LaSalle, Inc.(a)	17,889
		93,657
	Residential REITs — 0.1%
54	AvalonBay Communities, Inc.	10,237
79	Camden Property Trust	7,874
		18,111
	Retail REITs — 0.2%
1,434	Brixmor Property Group, Inc.	31,691
482	NNN REIT, Inc.	19,536
44	Simon Property Group, Inc.	6,183
		57,410

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.0%
103	Advanced Micro Devices, Inc.(a)	$16,313
115	Analog Devices, Inc.	23,070
59	Applied Materials, Inc.	11,720
634	ARM Holdings PLC, ADR(a)	64,167
24	Broadcom, Inc.	31,206
691	Intel Corp.	21,055
210	Lattice Semiconductor Corp.(a)	14,406
109	Micron Technology, Inc.	12,313
254	MKS Instruments, Inc.	30,221
398	NVIDIA Corp.	343,880
83	Onto Innovation, Inc.(a)	15,396
71	Qorvo, Inc.(a)	8,296
425	QUALCOMM, Inc.	70,486
76	Silicon Laboratories, Inc.(a)	9,233
134	Synaptics, Inc.(a)	12,055
130	Texas Instruments, Inc.	22,935
		706,752
	Software — 3.6%
27	Adobe, Inc.(a)	12,496
22	ANSYS, Inc.(a)	7,147
405	Autodesk, Inc.(a)	86,204
37	Cadence Design Systems, Inc.(a)	10,198
298	Dynatrace, Inc.(a)	13,502
19	Intuit, Inc.	11,887
92	Manhattan Associates, Inc.(a)	18,958
647	Microsoft Corp.	251,897
1,378	Oracle Corp.	156,748
24	Palo Alto Networks, Inc.(a)	6,981
54	PTC, Inc.(a)	9,582
79	Qualys, Inc.(a)	12,949
53	Roper Technologies, Inc.	27,107
486	Salesforce, Inc.	130,705
23	ServiceNow, Inc.(a)	15,947
68	SPS Commerce, Inc.(a)	11,823
24	Synopsys, Inc.(a)	12,734
23	Tyler Technologies, Inc.(a)	10,616
247	Workday, Inc., Class A(a)	60,448
		867,929
	Specialized REITs — 0.1%
26	American Tower Corp.	4,461
48	Crown Castle, Inc.	4,502
31	Digital Realty Trust, Inc.	4,302
10	Equinix, Inc.	7,111
137	Weyerhaeuser Co.	4,133
		24,509
	Specialty Retail — 0.8%
115	Abercrombie & Fitch Co., Class A(a)	13,975
49	Asbury Automotive Group, Inc.(a)	10,302
84	Burlington Stores, Inc.(a)	15,115
73	Dick's Sporting Goods, Inc.	14,669
75	Five Below, Inc.(a)	10,976
153	Floor & Decor Holdings, Inc., Class A(a)	16,880
102	Home Depot, Inc.	34,090
46	Lithia Motors, Inc.	11,701
61	Lowe's Cos., Inc.	13,907
61	Ross Stores, Inc.	7,903
257	TJX Cos., Inc.	24,181
77	Williams-Sonoma, Inc.	22,082
		195,781
	Technology Hardware, Storage & Peripherals — 0.6%
744	Apple, Inc.	126,725
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
272	Hewlett Packard Enterprise Co.	$4,624
167	HP, Inc.	4,691
76	NetApp, Inc.	7,768
		143,808
	Textiles, Apparel & Luxury Goods — 0.3%
87	Crocs, Inc.(a)	10,820
10	Deckers Outdoor Corp.(a)	8,185
140	PVH Corp.	15,232
37	Ralph Lauren Corp.	6,055
2,416	Under Armour, Inc., Class A(a)	16,260
1,370	Under Armour, Inc., Class C(a)	8,932
		65,484
	Trading Companies & Distributors — 0.2%
98	GATX Corp.	11,991
64	Watsco, Inc.	28,654
		40,645
	Water Utilities — 0.1%
154	American States Water Co.	10,909
37	American Water Works Co., Inc.	4,526
324	Essential Utilities, Inc.	11,852
		27,287
	Total Common Stocks (Identified Cost $11,223,494)	12,520,459

Principal Amount
Bonds and Notes — 8.3%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,197
	Automotive — 0.3%
20,000	Cummins, Inc., 5.150%, 2/20/2034	19,635
21,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	20,315
11,000	Lear Corp., 4.250%, 5/15/2029	10,321
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,136
		60,407
	Banking — 1.0%
10,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	9,282
22,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	20,590
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	19,232
19,000	Citigroup, Inc., 4.600%, 3/09/2026	18,602
16,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	15,692
21,000	KeyCorp, MTN, 2.550%, 10/01/2029	17,425
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,192
10,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	9,132
9,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	8,561
22,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	20,686
23,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	22,661
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,962
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,997
15,000	State Street Corp., 2.400%, 1/24/2030	12,931
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	9,689
26,000	Westpac Banking Corp., 2.350%, 2/19/2025	25,333
		234,967

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$23,000	BlackRock, Inc., 2.400%, 4/30/2030	$19,732
22,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	14,011
		33,743
	Building Materials — 0.2%
15,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	13,336
25,000	Owens Corning, 3.950%, 8/15/2029	23,244
		36,580
	Chemicals — 0.1%
25,000	Ecolab, Inc., 2.125%, 2/01/2032	20,145
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,342
		25,487
	Consumer Products — 0.0%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,310
	Diversified Manufacturing — 0.1%
19,000	Eaton Corp., 4.150%, 3/15/2033	17,467
9,000	Emerson Electric Co., 2.000%, 12/21/2028	7,867
		25,334
	Electric — 0.4%
13,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	11,471
21,000	Entergy Corp., 0.900%, 9/15/2025	19,689
14,000	Exelon Corp., 4.050%, 4/15/2030	12,921
22,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	18,262
9,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	8,354
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,047
19,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	18,265
		92,009
	Environmental — 0.1%
12,000	Republic Services, Inc., 1.450%, 2/15/2031	9,340
12,000	Waste Management, Inc., 2.950%, 6/01/2041	8,546
		17,886
	Finance Companies — 0.1%
10,000	Ares Capital Corp., 3.250%, 7/15/2025	9,643
13,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,668
		21,311
	Food & Beverage — 0.3%
22,000	Coca-Cola Co., 1.450%, 6/01/2027	19,802
21,000	General Mills, Inc., 4.000%, 4/17/2025	20,672
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,662
20,000	PepsiCo, Inc., 2.750%, 3/19/2030	17,583
		66,719
	Government Owned - No Guarantee — 0.2%
11,000	Equinor ASA, 3.625%, 4/06/2040	8,771
29,000	Federal National Mortgage Association, 6.625%, 11/15/2030	31,889
		40,660
	Health Care REITs — 0.0%
12,000	Welltower OP LLC, 2.800%, 6/01/2031	10,037
	Health Insurance — 0.1%
17,000	Elevance Health, Inc., 4.101%, 3/01/2028	16,278
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,287
		26,565
	Healthcare — 0.2%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,537
8,000	CVS Health Corp., 4.300%, 3/25/2028	7,676
8,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	7,856
Principal Amount	Description	Value (†)
	Healthcare — continued
$11,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$10,380
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	8,658
		44,107
	Integrated Energy — 0.1%
22,000	Exxon Mobil Corp., 2.992%, 3/19/2025	21,548
12,000	Shell International Finance BV, 6.375%, 12/15/2038	12,968
		34,516
	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,074
14,000	Manulife Financial Corp., 3.703%, 3/16/2032	12,484
14,000	MetLife, Inc., 5.375%, 7/15/2033	13,896
		30,454
	Media Entertainment — 0.0%
12,000	Netflix, Inc., 3.625%, 6/15/2025(b)	11,735
	Metals & Mining — 0.0%
11,000	Nucor Corp., 3.125%, 4/01/2032	9,386
	Mortgage Related — 2.1%
40,331	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	30,500
57,782	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	45,826
81,145	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	67,110
58,092	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	50,120
7,357	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	6,586
66,499	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	50,370
54,728	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	43,484
41,560	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	34,558
33,135	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	28,624
38,679	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	34,645
34,133	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	31,475
21,217	Government National Mortgage Association, 3.000%, 6/20/2052	18,054
9,748	Government National Mortgage Association, 4.000%, 8/20/2053	8,836
7,814	Government National Mortgage Association, 5.000%, 7/20/2053	7,482
43,895	Government National Mortgage Association, 5.500%, 4/20/2053	43,074
		500,744
	Office REITs — 0.1%
21,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	20,266
9,000	Boston Properties LP, 2.750%, 10/01/2026	8,331
		28,597
	Oil Field Services — 0.1%
14,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	13,064
10,000	Schlumberger Investment SA, 4.850%, 5/15/2033	9,675
		22,739
	Other REITs — 0.0%
14,000	Prologis LP, 1.250%, 10/15/2030	10,892
	Pharmaceuticals — 0.2%
22,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	18,171

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$8,000	Biogen, Inc., 2.250%, 5/01/2030	$6,606
14,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	12,834
10,000	Merck & Co., Inc., 1.450%, 6/24/2030	8,058
12,000	Viatris, Inc., 3.850%, 6/22/2040	8,476
		54,145
	Property & Casualty Insurance — 0.1%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,466
15,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	12,467
		15,933
	Railroads — 0.1%
23,000	CSX Corp., 2.600%, 11/01/2026	21,580
	Restaurants — 0.1%
18,000	Starbucks Corp., 2.250%, 3/12/2030	15,197
	Retail REITs — 0.1%
7,000	Realty Income Corp., 2.700%, 2/15/2032	5,677
8,000	Realty Income Corp., 3.400%, 1/15/2028	7,453
		13,130
	Retailers — 0.2%
16,000	Amazon.com, Inc., 3.875%, 8/22/2037	13,762
25,000	TJX Cos., Inc., 1.150%, 5/15/2028	21,391
8,000	Walmart, Inc., 4.100%, 4/15/2033	7,478
		42,631
	Technology — 0.5%
17,000	Apple, Inc., 2.500%, 2/09/2025	16,634
10,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	7,761
17,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	15,525
12,000	Intel Corp., 2.450%, 11/15/2029	10,364
16,000	International Business Machines Corp., 4.000%, 6/20/2042	12,745
18,000	NVIDIA Corp., 2.850%, 4/01/2030	15,964
17,000	Oracle Corp., 2.950%, 5/15/2025	16,533
22,000	QUALCOMM, Inc., 1.650%, 5/20/2032	16,825
9,000	Texas Instruments, Inc., 4.900%, 3/14/2033	8,803
		121,154
	Treasuries — 1.1%
33,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	15,589
22,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	15,331
19,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	12,847
49,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	35,443
56,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	41,956
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	21,250
35,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	25,523
29,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	27,083
80,000	U.S. Treasury Notes, 0.375%, 11/30/2025	74,262
		269,284
	Utility Other — 0.1%
20,000	Essential Utilities, Inc., 4.276%, 5/01/2049	15,403
	Wireless — 0.1%
13,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,272
	Wirelines — 0.0%
7,000	AT&T, Inc., 3.650%, 6/01/2051	4,820
	Total Bonds and Notes (Identified Cost $2,129,536)	1,982,931

Shares	Description	Value (†)
Exchange-Traded Funds — 7.0%
21,484	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,600,189)	$1,661,787

Mutual Funds — 10.9%
70,496	WCM Focused Emerging Markets Fund, Institutional Class	959,447
69,218	WCM Focused International Growth Fund, Institutional Class	1,657,083
	Total Mutual Funds (Identified Cost $2,741,063)	2,616,530

Affiliated Mutual Funds — 17.6%
90,635	Loomis Sayles Inflation Protected Securities Fund, Class N	854,690
64,437	Loomis Sayles Limited Term Government and Agency Fund, Class N	686,257
117,454	Mirova Global Green Bond Fund, Class N	984,262
137,460	Mirova International Sustainable Equity Fund, Class N	1,667,387
	Total Affiliated Mutual Funds (Identified Cost $4,444,809)	4,192,596

Principal Amount
Short-Term Investments — 3.9%
$933,690	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $933,781 on 5/01/2024 collateralized by $954,700 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $953,233 including accrued interest(d) (Identified Cost $933,690)	933,690
	Total Investments — 100.1% (Identified Cost $23,072,781)	23,907,993
	Other assets less liabilities — (0.1)%	(33,841)
	Net Assets — 100.0%	$23,874,152

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $46,213 or
0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$770,601	$109,237	$5,464	$(63)	$(19,621)	$854,690	90,635	$2,289
Loomis Sayles Limited Term Government and Agency Fund, Class N	615,662	88,617	8,241	47	(9,828)	686,257	64,437	9,155

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$885,516	$121,002	$9,898	$443	$(12,801)	$984,262	117,454	$ —
Mirova International Sustainable Equity Fund, Class N	1,516,638	137,654	19,323	3,357	29,061	1,667,387	137,460	509
	$3,788,417	$456,510	$42,926	$3,784	$(13,189)	$4,192,596	409,986	$11,953

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,520,459	$ —	$ —	$12,520,459
Bonds and Notes(a)	—	1,982,931	—	1,982,931
Exchange-Traded Funds	1,661,787	—	—	1,661,787
Mutual Funds	2,616,530	—	—	2,616,530
Affiliated Mutual Funds	4,192,596	—	—	4,192,596
Short-Term Investments	—	933,690	—	933,690
Total Investments	$20,991,372	$2,916,621	$—	$23,907,993

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	77.3%
Fixed Income	18.9
Short-Term Investments	3.9
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%